EMPLOYEE AND DIRECTOR BENEFITS - Exercisable Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares (in shares) | shares	327,526
Weighted Average Exercise Price (in dollars per share)	$ 13,790
Weighted Average Remaining Contractual Term	5 years 9 months
Aggregate Intrinsic Value | $	$ 1,927
Exercise Price 1
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 10.00
Shares (in shares) | shares	115,000
Weighted Average Exercise Price (in dollars per share)	$ 10.00
Weighted Average Remaining Contractual Term	4 years 1 month 2 days
Aggregate Intrinsic Value | $	$ 1,101
Exercise Price 2
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 14.00
Shares (in shares) | shares	24,000
Weighted Average Exercise Price (in dollars per share)	$ 14.00
Weighted Average Remaining Contractual Term	5 years 3 months 29 days
Aggregate Intrinsic Value | $	$ 134
Exercise Price 3
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 14.00
Shares (in shares) | shares	7,200
Weighted Average Exercise Price (in dollars per share)	$ 14.00
Weighted Average Remaining Contractual Term	5 years 8 months 1 day
Aggregate Intrinsic Value | $	$ 40
Exercise Price 4
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 14.00
Shares (in shares) | shares	4,000
Weighted Average Exercise Price (in dollars per share)	$ 14.00
Weighted Average Remaining Contractual Term	6 years
Aggregate Intrinsic Value | $	$ 22
Exercise Price 5
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 14.50
Shares (in shares) | shares	73,000
Weighted Average Exercise Price (in dollars per share)	$ 14.50
Weighted Average Remaining Contractual Term	6 years 1 month 2 days
Aggregate Intrinsic Value | $	$ 370
Exercise Price 6
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 14.50
Shares (in shares) | shares	9,000
Weighted Average Exercise Price (in dollars per share)	$ 14.50
Weighted Average Remaining Contractual Term	6 years 5 months 1 day
Aggregate Intrinsic Value | $	$ 46
Exercise Price 7
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 14.50
Shares (in shares) | shares	4,800
Weighted Average Exercise Price (in dollars per share)	$ 14.50
Weighted Average Remaining Contractual Term	6 years 11 months 1 day
Aggregate Intrinsic Value | $	$ 24
Exercise Price 8
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 16.00
Shares (in shares) | shares	50,261
Weighted Average Exercise Price (in dollars per share)	$ 16.00
Weighted Average Remaining Contractual Term	7 years 1 month 2 days
Aggregate Intrinsic Value | $	$ 179
Exercise Price 9
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 22.75
Shares (in shares) | shares	6,000
Weighted Average Exercise Price (in dollars per share)	$ 22.75
Weighted Average Remaining Contractual Term	7 years 10 months 2 days
Aggregate Intrinsic Value | $	$ 0
Exercise Price 10
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 20.10
Shares (in shares) | shares	20,512
Weighted Average Exercise Price (in dollars per share)	$ 20.10
Weighted Average Remaining Contractual Term	8 years 1 month 2 days
Aggregate Intrinsic Value | $	$ 0
Exercise Price 11
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 20.10
Shares (in shares) | shares	9,753
Weighted Average Exercise Price (in dollars per share)	$ 20.10
Weighted Average Remaining Contractual Term	8 years 2 months 4 days
Aggregate Intrinsic Value | $	$ 0
Exercise Price 12
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 14.98
Shares (in shares) | shares	2,000
Weighted Average Exercise Price (in dollars per share)	$ 14.98
Weighted Average Remaining Contractual Term	8 years 10 months 2 days
Aggregate Intrinsic Value | $	$ 9
Exercise Price 13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 18.34
Shares (in shares) | shares	2,000
Weighted Average Exercise Price (in dollars per share)	$ 18.34
Weighted Average Remaining Contractual Term	9 years 3 days
Aggregate Intrinsic Value | $	$ 2